Post-Employment Benefits - Changes in Present Value of Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ 148,868	₩ 173,879	₩ 173,534
Interest cost	18,854	23,942	5,274
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Fair value of plan assets at January 1	1,491,146	1,602,697
Current service cost	148,868	173,879
Interest cost	67,426	83,793
Remeasurements (before tax)	142,422	(65,505)
Benefit payments	(399,549)	(287,100)
Net transfers from (to) related parties	(5,975)	(16,551)
Others	(86)	(67)
Defined benefit obligations at December 31	₩ 1,444,252	₩ 1,491,146	₩ 1,602,697